COMMITMENTS AND CONTINGENCIES - Narrative (Details) - Revenue - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Healthcare Organization A
Concentration Risk [Line Items]
Concentration risk, percentage	40.00%	53.00%
Healthcare Organization B
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%	17.00%